Acquisition of Biostrand - Additional Information (Detail) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2023
Disclosure of detailed information about business combination [line items]
Net income (loss)	$ (2,940)	$ (4,699)	$ (9,132)	$ (21,431)
Amortization on the intangible assets	$ 709	$ 1,033	$ 2,267	$ 3,097